OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Nonvested Restricted Stock Shares Activity - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Nonvested Restricted Stock Shares Activity [Abstract]
Restricted shares issued	135,000	175,000
Granted	0	180,000
Vested	(135,000)	(220,000)
Total restricted shares issued	0	135,000
Unvested restricted shares	0